Insurance-related accounts - Summary of the Remaining Undiscounted Net Cash Flows (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities	¥ 25,561,549	¥ 22,097,488	¥ 17,292,920
Securities held by insurance subsidiaries	18,536,483	17,014,630	15,459,087
Indefinite Term [Member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities	0	0	0
Securities held by insurance subsidiaries	2,008,071	1,584,670	1,005,229
Not later than one year [member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities	165,028	127,728	58,958
Securities held by insurance subsidiaries	656,948	670,402	645,257
Later than one year and not later than two years [member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities	155,586	148,972	79,164
Securities held by insurance subsidiaries	223,111	198,858	188,889
Later than two years and not later than three years [member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities	198,370	189,784	136,924
Securities held by insurance subsidiaries	348,527	245,184	187,273
Later than three years and not later than four years [member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities	234,987	224,574	178,881
Securities held by insurance subsidiaries	335,791	342,846	238,590
Later than four years and not later than five years [member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities	263,679	262,433	223,072
Securities held by insurance subsidiaries	311,466	328,947	352,546
Later than five years [member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities	24,543,899	21,143,997	16,615,921
Securities held by insurance subsidiaries	¥ 14,652,569	¥ 13,643,723	¥ 12,841,303